Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2021
Warrants Liability [Abstract]
Schedule of Fair Value of the Warrants
The fair value of the warrants was computed using the following key assumptions:

	2020	2019
Stock price	3.97	3.2128
Exercise price	0.40171	0.40171
Expected term (years)	0.13	1.13
Expected volatility	48.15%	45.85%
Risk-free interest rate	0.1%-0.17%	1.59%
Expected dividend rate	0%	0%

Schedule of the Changes in the Fair Value of the Warrants Liability

b.	The table below sets forth a summary of the changes in the fair value of the warrants liability classified as Level 3:

	2021	2020	2019

	U.S. dollars in thousands
Balance at beginning of year	568	459	459
Exercise of warrants	(568)	—	—
Changes in fair value	—	109	—

Balance at end of year	—	568	459